Earnings Per Share	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share
(12)
Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income attributable to common shareholders by the weighted average number of shares outstanding during the applicable period. Diluted EPS reflects the potential dilution that could occur if all outstanding share options were exercised for, and all outstanding restricted share units (“RSU”) and performance restricted share units (“PSU”) were converted into, common shares. A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended
	March 31,
Share amounts in thousands	2023	2022
Numerator:
Net income attributable to common shareholders	$53,626	$72,705
Denominator:
Weighted average common shares outstanding - basic	43,115	48,403
Dilutive share options, RSU and PSU	735	900
Weighted average common shares outstanding - diluted	43,850	49,303
Net income attributable to common shareholders per common share:
Basic	$1.24	$1.50
Diluted	$1.22	$1.47

Share options, RSU and PSU excluded from the computation of diluted EPS because they were anti-dilutive	441	330